Calvert
Small/Mid-Cap Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.	29,996	$ 2,427,576
		$ 2,427,576
Automobile Components — 2.2%
Dorman Products, Inc.(1)	41,623	$ 4,343,776
		$ 4,343,776
Banks — 10.0%
Citizens Financial Group, Inc.	35,661	$ 2,138,590
Commerce Bancshares, Inc.	40,035	1,969,722
Community Financial System, Inc.	37,188	2,181,076
Cullen/Frost Bankers, Inc.	15,090	2,068,537
First Financial Bankshares, Inc.	41,603	1,225,208
Huntington Bancshares, Inc.	120,984	1,893,400
Old National Bancorp	146,430	3,236,103
SouthState Bank Corp.	40,456	3,742,989
Webster Financial Corp.	14,785	1,026,375
		$19,482,000
Biotechnology — 1.7%
Neurocrine Biosciences, Inc.(1)	24,980	$3,290,865
		$3,290,865
Building Products — 8.9%
A.O. Smith Corp.	59,181	$3,902,395
Advanced Drainage Systems, Inc.	19,080	2,616,441
AZZ, Inc.	26,564	3,323,953
CSW Industrials, Inc.	23,252	6,059,006
Hayward Holdings, Inc.(1)	108,840	1,456,279
		$17,358,074
Capital Markets — 2.6%
LPL Financial Holdings, Inc.	6,192	$1,862,740
Tradeweb Markets, Inc., Class A	27,335	3,216,236
		$5,078,976
Chemicals — 3.2%
Balchem Corp.	19,603	$3,322,316
Quaker Chemical Corp.	23,934	2,973,321
		$6,295,637
Construction Materials — 1.0%
Knife River Corp.(1)	23,581	$1,925,389
		$1,925,389
Consumer Staples Distribution & Retail — 2.3%
Performance Food Group Co.(1)	51,631	$4,422,712
		$4,422,712
Security	Shares	Value
Containers & Packaging — 1.8%
AptarGroup, Inc.	28,099	$ 3,541,036
		$ 3,541,036
Distributors — 0.4%
Pool Corp.	3,872	$ 783,422
		$ 783,422
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.(1)	32,469	$ 2,666,679
		$ 2,666,679
Diversified REITs — 1.2%
Essential Properties Realty Trust, Inc.	75,598	$2,295,155
		$2,295,155
Electric Utilities — 1.0%
IDACORP, Inc.	13,333	$1,906,219
		$1,906,219
Electronic Equipment, Instruments & Components — 2.9%
Badger Meter, Inc.	18,205	$2,773,532
CDW Corp.	14,074	1,703,235
Ralliant Corp.	25,693	1,068,572
		$5,545,339
Financial Services — 0.4%
Euronet Worldwide, Inc.(1)	10,359	$687,527
		$687,527
Food Products — 1.8%
Post Holdings, Inc.(1)	35,727	$3,531,971
		$3,531,971
Ground Transportation — 0.7%
Lyft, Inc., Class A(1)	98,311	$1,307,536
		$1,307,536
Health Care Providers & Services — 1.3%
Addus HomeCare Corp.(1)	19,732	$1,847,902
Progyny, Inc.(1)	43,786	743,486
		$2,591,388
Health Care Technology — 0.4%
HeartFlow, Inc.(1)	29,469	$716,981
		$716,981
Hotels, Restaurants & Leisure — 5.8%
Aramark	110,540	$4,481,292
Domino's Pizza, Inc.	6,179	2,216,963

Calvert
Small/Mid-Cap Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	55,964	$ 4,545,956
		$ 11,244,211
Household Durables — 1.0%
NVR, Inc.(1)	280	$ 1,845,152
		$ 1,845,152
Industrial REITs — 2.2%
EastGroup Properties, Inc.	14,279	$ 2,642,900
Rexford Industrial Realty, Inc.	52,379	1,714,365
		$4,357,265
Insurance — 7.0%
Arch Capital Group Ltd.(1)	12,348	$1,185,285
Cincinnati Financial Corp.	21,542	3,389,634
First American Financial Corp.	37,564	2,264,734
Hamilton Insurance Group Ltd., Class B	97,603	2,911,497
Kinsale Capital Group, Inc.	5,050	1,725,383
Ryan Specialty Holdings, Inc.	38,922	1,313,228
White Mountains Insurance Group Ltd.	341	749,163
		$13,538,924
Life Sciences Tools & Services — 1.0%
Bio-Techne Corp.	37,193	$1,943,706
		$1,943,706
Machinery — 10.8%
Atmus Filtration Technologies, Inc.	38,106	$2,163,278
Donaldson Co., Inc.	50,421	4,279,230
ESCO Technologies, Inc.	9,786	2,753,487
Franklin Electric Co., Inc.	47,991	4,423,330
Graco, Inc.	46,467	3,933,432
Nordson Corp.	12,778	3,399,715
		$20,952,472
Multi-Utilities — 0.9%
NiSource, Inc.	39,352	$1,836,164
		$1,836,164
Oil, Gas & Consumable Fuels — 1.1%
California Resources Corp.	29,954	$2,073,416
		$2,073,416
Pharmaceuticals — 2.4%
Royalty Pharma PLC, Class A	96,140	$4,611,836
		$4,611,836
Residential REITs — 1.6%
Equity LifeStyle Properties, Inc.	49,453	$3,086,856
		$3,086,856
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.1%
Allegro MicroSystems, Inc.(1)	71,073	$ 2,240,932
Diodes, Inc.(1)	48,121	3,284,739
ON Semiconductor Corp.(1)	39,365	2,437,481
		$ 7,963,152
Software — 5.1%
AppFolio, Inc., Class A(1)	5,301	$ 836,604
Bentley Systems, Inc., Class B	55,791	1,959,380
CCC Intelligent Solutions Holdings, Inc.(1)	380,882	2,285,292
Descartes Systems Group, Inc.(1)	23,186	1,659,190
Manhattan Associates, Inc.(1)	11,760	1,565,491
Tyler Technologies, Inc.(1)	4,711	1,612,952
		$9,918,909
Specialized REITs — 1.5%
Lamar Advertising Co., Class A	23,547	$2,982,463
		$2,982,463
Specialty Retail — 4.7%
Burlington Stores, Inc.(1)	15,904	$5,174,844
Valvoline, Inc.(1)	116,972	3,939,617
		$9,114,461
Textiles, Apparel & Luxury Goods — 1.3%
Steven Madden Ltd.	76,697	$2,601,562
		$2,601,562
Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(1)	73,569	$3,634,309
EquipmentShare.com, Inc., Class A(1)	77,752	1,583,808
		$5,218,117
Total Common Stocks (identified cost $184,362,275)		$193,486,924

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	1,049,333	$ 1,049,333
Total Short-Term Investments (identified cost $1,049,333)		$ 1,049,333
Total Investments — 100.2% (identified cost $185,411,608)		$194,536,257
Other Assets, Less Liabilities — (0.2)%		$ (313,579)
Net Assets — 100.0%		$194,222,678

Calvert
Small/Mid-Cap Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,049,333, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,274	$9,085,283	$(8,037,224)	$ —	$ —	$1,049,333	$4,421	1,049,333

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$193,486,924(1)	$ —	$ —	$193,486,924
Short-Term Investments	1,049,333	—	—	1,049,333
Total Investments	$194,536,257	$ —	$ —	$194,536,257

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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